UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Gruss Asset Management, L.P.
Address: 667 Madison Avenue
         New York, NY  10065

13F File Number:  28-06219

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Howard Guberman
Title:     Manager, Gruss Co., LLC, GP of Gruss Asset Mgmt LP
Phone:     212-688-1500

Signature, Place, and Date of Signing:

  /s/  Howard Guberman     New York, NY     November 10, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    44

Form 13F Information Table Value Total:    $1,384,429 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A D C TELECOMMUNICATIONS       COM NEW          000886309     2534   200000 SH       SOLE                   200000        0        0
AIRGAS INC                     COM              009363102    85977  1265300 SH       SOLE                  1265300        0        0
AIRGAS INC                     COM              009363102    20385   300000 SH  CALL SOLE                   300000        0        0
AIRGAS INC                     COM              009363102    85977  1265300 SH  PUT  SOLE                  1265300        0        0
ALBERTO CULVER CO NEW          COM              013078100    30120   800000 SH       SOLE                   800000        0        0
ALCOA INC                      NOTE 5.250% 3/1  013817AT8    20065 10000000 PRN      SOLE                 10000000        0        0
ALCON INC                      COM SHS          H01301102   175130  1050000 SH       SOLE                  1050000        0        0
AMERICREDIT CORP               COM              03060R101     8561   350000 SH       SOLE                   350000        0        0
APACHE CORP                    COM              037411105     7730    79070 SH       SOLE                    79070        0        0
ARCSIGHT INC                   COM              039666102    21588   495600 SH  CALL SOLE                   495600        0        0
BABCOCK & WILCOX CO NEW        COM              05615F102    31089  1460963 SH       SOLE                  1460963        0        0
BHP BILLITON LTD               SPONSORED ADR    088606108    22896   300000 SH  PUT  SOLE                   300000        0        0
CASEYS GEN STORES INC          COM              147528103     2088    50000 SH  PUT  SOLE                    50000        0        0
COCA COLA ENTERPRISES INC      COM              191219104     6375   300000 SH  CALL SOLE                   300000        0        0
COGENT INC                     COM              19239Y108     4898   460300 SH       SOLE                   460300        0        0
DOLLAR THRIFTY AUTOMOTIVE GP   COM              256743105    21560   430000 SH       SOLE                   430000        0        0
DOLLAR THRIFTY AUTOMOTIVE GP   COM              256743105    20347   405800 SH  CALL SOLE                   405800        0        0
DOLLAR THRIFTY AUTOMOTIVE GP   COM              256743105    11537   230100 SH  PUT  SOLE                   230100        0        0
DYNEGY INC DEL                 COM              26817G300     9740  2000000 SH  CALL SOLE                  2000000        0        0
FORD MTR CO DEL                NOTE 4.250%11/1  345370CN8    40407 27000000 PRN      SOLE                 27000000        0        0
GENERAL GROWTH PPTYS INC       COM              370021107    32370  2075000 SH       SOLE                  2075000        0        0
GENZYME CORP                   COM              372917104    35395   500000 SH       SOLE                   500000        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104    24897   172200 SH  PUT  SOLE                   172200        0        0
HEWITT ASSOCS INC              COM              42822Q100     2522    50000 SH  CALL SOLE                    50000        0        0
HUBBELL INC                    CL A             443510102     9772   201729 SH       SOLE                   201729        0        0
HYPERCOM CORP                  COM              44913M105      325    50000 SH       SOLE                    50000        0        0
MORGAN STANLEY                 COM NEW          617446448     9872   400000 SH  PUT  SOLE                   400000        0        0
NETEZZA CORP                   COM              64111N101     2695   100000 SH       SOLE                   100000        0        0
NETEZZA CORP                   COM              64111N101    13475   500000 SH  CALL SOLE                   500000        0        0
NOVARTIS A G                   SPONSORED ADR    66987V109    54787   950000 SH  CALL SOLE                   950000        0        0
NOVARTIS A G                   SPONSORED ADR    66987V109     5767   100000 SH  PUT  SOLE                   100000        0        0
NOVELL INC                     COM              670006105     3582   600000 SH       SOLE                   600000        0        0
PACTIV CORP                    COM              695257105    14841   450000 SH       SOLE                   450000        0        0
PMI GROUP INC                  COM              69344M101      918   250000 SH       SOLE                   250000        0        0
PMI GROUP INC                  NOTE 4.500% 4/1  69344MAK7     8592 10000000 PRN      SOLE                 10000000        0        0
PNC FINL SVCS GROUP INC        *W EXP 12/31/201 693475121     3979   375000 SH       SOLE                   375000        0        0
POTASH CORP SASK INC           COM              73755L107   149802  1040000 SH       SOLE                  1040000        0        0
POTASH CORP SASK INC           COM              73755L107    72020   500000 SH  CALL SOLE                   500000        0        0
POTASH CORP SASK INC           COM              73755L107   157004  1090000 SH  PUT  SOLE                  1090000        0        0
RETAIL OPPORTUNITY INVTS COR   *W EXP 10/23/201 76131N119      740   960700 SH       SOLE                   960700        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107   127884   999800 SH  CALL SOLE                   999800        0        0
TALECRIS BIOTHERAPEUTICS HLD   COM              874227101    14872   650000 SH       SOLE                   650000        0        0
TAM SA                         SP ADR REP PFD   87484D103     6119   265238 SH       SOLE                   265238        0        0
WELLS FARGO & CO NEW           *W EXP 10/28/201 949746119     3195   405000 SH       SOLE                   405000        0        0
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